Operating Lease	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating Leases

5. OPERATING LEASE

The Company leases its offices under non-cancelable operating lease agreements. These leases expire through 2023 and are renewable upon negotiation.

The operating lease right-of-use assets, the operating lease liabilities, current, and the operating lease liabilities, non-current were US$857,474, US$472,734, and US$195,596 as of December 31, 2021, respectively. For the year ended December 31, 2021, cash paid for amounts included in the measurement of operating lease liabilities was US$720,610.

The operating lease cost and short-term lease cost for the year ended December 31, 2021 were as follows:

December 31, 2021
US$
Operating lease cost	971,854
Short-term lease cost	425,129
Total lease cost	1,396,983

The weighted average remaining lease term as of December 31, 2021 was 1.81 years, and the weighted average discount rate of the operating leases was 4.5%.

Maturities of operating lease liabilities as of December 31, 2021 were as follows:

December 31, 2021
US$
2022	485,109
2023	207,419
2024 and thereafter	—
Total undiscounted lease payments	692,528
Less: imputed interest	(24,198)
Total operating lease liabilities	668,330

As of December 31, 2021, the Group had US$350,118 of short-term lease commitments under non-cancellable operating leases.

As of December 31, 2020, the Group had future minimum lease payments under non-cancellable operating leases as follows:

Operating Leases
US$
2021	852,434
2022	474,016
2023	202,676